Certnys 1-32718

Parasnand Madho
Director
Corporate Actions & Market Watch

13002498

NYSE EURONEXT

Received SEC
MAY 21 2013
Washington, DC 20549

May 21, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934 Entergy Louisiana, LLC, First Mortgage Bonds, 4.70% Series due June 1, 2063, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 15, 2013. Tentative listing date – May 23, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com